CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended
	September 30,
Customers	2025			2024				2023
	Amount	% of Total		Amount		% of Total		Amount		% of Total
A	$396,373	20.3%		$	*	*	%	$	*	* %
B	*	*	%		693,122	25.7%			*	* %
C	*	*	%		491,525	18.2%			592,240	21.1%
D	*	*	%		*	*	%		563,141	20.1%
E	*	*	%		*	*	%		307,255	10.9%
Total	$396,373	20.3%			$1,184,647	43.9%			$1,462,636	52.1%

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2025 and 2024:

	As of September 30,
Customers	2025		2024
	Amount	% of Total	Amount		% of Total
F	$112,455	24.2%	$	*	* %
A	100,617	21.7%		*	* %
D	96,390	20.7%		85,979	30.0%
G	*	* %		51,356	17.9%
C	*	* %		47,302	16.5%
Total	$309,462	66.6%		$184,637	64.4%

*	represetad the pecettag below 10%

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Stated in US Dollars)

NOTE 15 – CONCENTRATIONS OF RISK (CONTINUED)

Suppliers Concentrations

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
Suppliers	2025		2024		2023
	Amount	% of Total	Amount	% of Total	Amount		% of Total
A	$543,833	28.3%	$239,896	10.5%	$	*	*	%
B	215,599	11.2%	*	* %		*	*	%
C	*	* %	332,975	14.6%		*	*	%
D	*	* %	*	* %		334,281	15.3%
Total	$759,432	39.5%	$572,871	25.1%		$334,281	15.3%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of September 30, 2025 and 2024:

	As of September 30,
Suppliers	2025		2024
	Amount	% of Total	Amount		% of Total
A	$92,907	100.0%	$	*	*	%
Total	$92,907	100.0%	$	*	*	%

*	represetad the pecettag below 10%